Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Loss per share for both Class A and Class B diluted (in Dollars per share)	$ (0.52)	$ (0.47)
Class A Ordinary Shares
Weighted average ordinary shares outstanding diluted	35,295,167	22,690,522
Class B Ordinary Shares
Weighted average ordinary shares outstanding diluted	5,088,873	4,041,875